Related-Party Transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		¥ 425,700	$ 61,916	¥ 691,323	[1]
Loans to Yingli Group and its subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[2]	79,201	11,519	318,988
Receivables for disposal of subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[3]	208,106	30,268	208,106
Others receivables from miscellaneous transactions [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		39,053	5,681	64,889
Receivables for liquidation of an affiliated company [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		¥ 99,340	$ 14,448	¥ 99,340

[1]	Other amounts due from related parties consists of the following:
[2]	In 2015, Yingli Tianjin made a one-year entrusted loan of RMB 2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. As of December 31, 2017 and 2018, the entrusted loan was still outstanding. In 2015, Yingli Tianjin made several one-year entrusted loans for a total of RMB 49,800 at an interest rate of 5.6% per annum to TJ International Trading, a subsidiary of Yingli Group. As of December 31, 2016 and 2017, the entrusted loans were still outstanding. In October 2018, Yingli China acquired 100% equity in TJ International Trading, and the entrusted loan was offset within the scope of consolidated financial statement. Please refer to Note (5). In 2016, the Company also made interest free loans of RMB 347,877 to Yingli Group and its subsidiaries. The main purpose of these loans is to allow Yingli Group and its subsidiaries have enough capital to complete their long-lived assets under construction, such as project assets, and then dispose these assets to settle the Company’s historically cumulated receivables due from Yingli Group and its subsidiaries. In 2017, total loans to Yingli Group and its subsidiaries decreased by RMB 80,689, including: (i) Yingli Group and its subsidiaries repaid partial loans of RMB 27,799; (ii) with the disposal of one subsidiary of the Company as disclosed in note 2(b), the loans of RMB 48,020 owned by the disposed subsidiary was derecognized accordingly, (iii) the Company also signed an agreement with Yingli Group to net off the payables and receivables between each other with RMB 4,870. In 2018, total loans to Yingli Group and its subsidiaries decreased by RMB 239,787 (US$ 34,876), including: (i) Yingli Group and its subsidiaries repaid partial loans of RMB 982 (US$ 143); (ii) As mentioned in note(5), the Company purchased two companies, reducing loan of RMB238,805(US$ 34,733), including RMB49,800(US$ 7,243) mentioned above. Please refer to Note (5).
[3]	In 2014, the Company disposed all its equity interest in its subsidiary Yingli (Tianjin) International Trading Ltd. to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other income. As of December 31, 2017 and 2018, the related proceeds for the disposal have not been collected. In December 2014, Yingli Shuntong (Beijing).International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439, and gains of RMB 1,672 was recorded in other income. In 2016, the Company disposed all its interest in its subsidiary Datong Lichuang New Energy Resources Co. Ltd. to Yingli PV Group for the consideration of RMB 1,000, and gains of RMB 29,682 was recorded in other income. All the consideration proceeds have been received by the Company in 2016. In 2016, the Company disposed all its interest in its subsidiary Chengdu Yaoneng New Energy Resources Co., Ltd. to Beijing Yaoying New Energy Resources Co., Ltd. for the consideration of RMB 826, and gains of RMB 291 was recorded in other income. All the consideration proceeds have been received by the Company in 2016. In 2017, the Company disposed all its interest in its subsidiary Guangxi Yingli Yuansheng Construction Co., Ltd. to Yingli Group for the consideration of RMB 61,500, which were recorded in due from related parties, and gains of RMB 8,639 was recorded in “Other income” as of December 31, 2017.